INCOME TAXES - Classification of Deferred Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Income Tax Reconciliation Change In Undistributed Earnings	$ 49.7	$ 19.5	$ 17.3
Tax Credit Carryforward, Amount	112.4
Deferred Tax Assets, Tax Credit Carryforwards, Research	18.1
Valuation allowance	551.9	549.7
Operating Loss Carryforwards	1,097.0
Deferred tax asset current	(137.4)	(68.0)
Deferred tax asset non-current	(108.7)	(170.2)
Total	(246.1)	(238.2)
Deferred tax liability current	11.9	17.8
Deferred tax liability non-current	992.7	899.7
Total	1,004.6	$ 917.5
Deferred Tax Assets, Capital Loss Carryforwards	763.3
income tax provision [Member]
Income Tax Reconciliation Change In Undistributed Earnings	6.0
Accumulated Translation Adjustment [Member]
Income Tax Reconciliation Change In Undistributed Earnings	43.7
Adjustments for New Accounting Pronouncement [Member]
unrecognized tax benefit, Increase (Decrease)	$ 142.9